SCUDDER PATHWAY SERIES

                         SUPPLEMENT TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED JANUARY 1, 2000


The following information supplements the disclosure regarding "The Underlying Scudder Funds" on page 2:

Scudder Balanced Fund, Scudder Dividend & Growth Fund, Scudder Health Care Fund, Scudder Select 500 Fund, Scudder Select 1000 Growth Fund, Scudder S&P 500 Index Fund and Scudder Technology Fund are Underlying Scudder Funds.

The following disclosure supplements the section "The Underlying Scudder Funds" on page 2.

Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

The Fund is intended to provide -- through a single investment -- access to a wide variety of seasoned stock and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effects of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price.

In seeking its objectives of a balance of growth and income as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's remaining assets are allocated to investment-grade bonds and other fixed-income securities, including cash reserves. For liquidity and temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments. It is impossible to predict for how long such alternate strategies may be utilized. The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves.

While the Fund emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Fund's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns. In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may utilize various other strategic transactions.

Scudder Dividend & Growth Fund seeks high current income and long-term growth of capital through investment in income paying equity securities. The Fund's Adviser expects that the average gross income yield of the Fund will be higher than the yield of the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index"), a commonly accepted benchmark for U.S. stock market performance. The Fund invests primarily in dividend paying common stocks, preferred stocks, securities convertible into common stock, and real estate investment trusts ("REITs").

Under normal market conditions, the Fund will invest at least 80% of net assets in income-paying equity securities, which the Adviser believes offer a high level of current income and potential for long-term capital appreciation. The Adviser believes that an actively managed portfolio of dividend paying stocks, convertible securities, and REITs offers the potential for a higher level of income and lower average share price volatility than the S&P 500 Index. Under normal circumstances, the Fund will invest between 40% and 80% of its net assets in dividend paying common stocks. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income.

Under normal circumstances, the Fund will invest between 40% and 80% of its net assets in dividend paying common stocks. The Adviser applies a disciplined investment approach to selecting these stocks of primarily medium-to-large sized U.S. companies. The Fund's portfolio may include stocks which are out of favor in the market, but which, in the opinion of the Adviser, offer compelling valuations and potential for long-term appreciation in price and dividends. In investing the Fund's portfolio among different industry sectors, the Adviser evaluates how each sector reacts to economic factors such as interest rates, inflation, Gross Domestic Product, and consumer spending. The Fund's portfolio is constructed by attaining a proper balance of stocks in these sectors based on the Adviser's economic forecasts. In summary, the Adviser applies disciplined buy and sell criteria, fundamental company and industry analysis, and economic forecasts in managing the Fund to pursue long-term price appreciation and income with lower overall volatility than the market.

Scudder S&P 500 Index Fund seeks to match as closely as possible (before the deduction of expenses) the total return of the S&P 500 Index, which emphasizes the stocks of large U.S. companies. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in an open-end management investment company having the same investment objective as the Fund. The investment company in which the Fund invests is the Equity 500 Index Portfolio (the "Portfolio"), advised by Bankers Trust Company ("Bankers Trust").

The Portfolio may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. "Equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

When the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Ratings Corporation ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust.

Scudder Select 500 Fund is a diversified fund which seeks long-term growth and income through investment in selected stocks of companies in the S&P 500(R) Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. The Fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in the index. Under normal circumstances, the Fund invests primarily in common stocks.

The Fund's portfolio management team will apply a multi-step investment process to select certain of the composite stocks in the Fund's benchmark index for its portfolio. This process includes the following steps:

         o Ranking - using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation, and history of rising prices.

         o Selection - the 20% lowest ranking stocks in the index are generally excluded from the portfolio.

         o Portfolio Construction - From the remaining 80% of stocks, a subset is selected and weighted to ensure portfolio diversification and attempts to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

         o Ongoing Active Management - the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark indices change over time.

The Fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities. The Fund can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. The Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).

The Fund manages risk by diversifying widely among industries and companies, and using disciplined security selection. The Fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses. For temporary defensive purposes, the Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features.

Scudder Health Care Fund is a non-diversified fund which seeks long-term growth of capital primarily through investment in common stocks of companies that are engaged primarily in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems. These include companies that operate hospitals and other health care facilities; companies that design, manufacture or sell medical supplies, equipment and support services; and pharmaceutical firms. The Fund may also invest in companies engaged in medical, diagnostic, biochemical and biotechnological research and development. The Fund "concentrates," for purposes of the Investment Company Act of 1940, its assets in securities related to a particular industry, which means that at least 25% of its net assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

The Fund invests in the equity securities of health care companies located throughout the world. In the opinion of the Adviser, investments in the health care industry offer potential for significant growth due to favorable demographic trends, technological advances in the industry, and innovations by companies in the diagnosis and treatment of illnesses.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stock also offers greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.

Scudder Select 1000 Growth Fund is a non-diversified fund which seeks long-term growth of capital through investment in selected stocks of companies in the Russell 1000(R) Growth Index, an unmanaged index of growth-oriented mid-sized and large company stocks. The Fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in the index. Under normal circumstances, the Fund invests primarily in common stocks.

The Fund's portfolio management team will apply a multi-step investment process to select certain of the composite stocks in the Fund's benchmark index for its portfolio. This process includes the following steps:

         o Ranking - using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation, and history of rising prices.

         o Selection - the 20% lowest ranking stocks in the index are generally excluded from the portfolio.

         o Portfolio Construction - From the remaining 80% of stocks, a subset is selected and weighted to ensure portfolio diversification and attempts to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

         o Ongoing Active Management - the fund's portfolio is rebalanced on an ongoing basis as the rankings of the stocks in the benchmark indices change over time.

The Fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities. The Fund can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. The Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).

The Fund manages risk by diversifying widely among industries and companies, and using disciplined security selection. The Fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses. For temporary defensive purposes, the Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features.

Scudder Technology Fund is a non-diversified fund, which seeks long-term growth of capital primarily through investment in common stocks of companies engaged in the development, production or distribution of technology-related products or services. These types of products and services currently include computer hardware and software, semi-conductors, office equipment and automation, and Internet-related products and services. The Fund "concentrates," for purposes of the Investment Company Act of 1940, its assets in securities related to a particular industry, which means that at least 25% of its net assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the technology sector are computers (including software, hardware and internet-related businesses), computer services, telecommunications and semi-conductors. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stock also offers greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


October 25, 2000